INVESTMENTS - Fair Value of AFS Debt Securities by Contractual Maturity Date (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available for Sale Securities, Debt Maturities, Amortized Cost
Amortized cost	$ 289,363	$ 330,409
Available for Sale Securities, Debt Maturities, Fair Value
Total fair value	$ 288,522	335,084
Available for Sale Securities, Debt Maturities, Weighted Average Yield
Total	1.94%
Mortgage-backed securities
Available for Sale Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	$ 188	27
After 1 but within 5 years, amortized cost	211	567
After 5 but within 10 years, amortized cost	523	688
After 10 years, amortized cost	32,547	42,171
Amortized cost	33,469	43,453
Available for Sale Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	189	27
After 1 but within 5 years, fair value	211	571
After 5 but within 10 years, fair value	559	757
After 10 Years, fair value	32,662	43,184
Total fair value	$ 33,621	44,539
Available for Sale Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	0.79%
After 1 but within 5 years, weighted average yield	1.07%
After 5 but within 10 years, weighted average yield	3.41%
After 10 Years, weighted average yield	2.73%
Total	2.72%
U.S. Treasury and federal agency securities
Available for Sale Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	$ 34,321	34,834
After 1 but within 5 years, amortized cost	87,987	108,160
After 5 but within 10 years, amortized cost	361	1,150
After 10 years, amortized cost	0	0
Amortized cost	122,669	144,144
Available for Sale Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	34,448	34,951
After 1 but within 5 years, fair value	87,633	110,091
After 5 but within 10 years, fair value	359	1,162
After 10 Years, fair value	0	0
Total fair value	$ 122,440	146,204
Available for Sale Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	1.05%
After 1 but within 5 years, weighted average yield	0.81%
After 5 but within 10 years, weighted average yield	1.42%
After 10 Years, weighted average yield	0.00%
Total	0.87%
State and municipal
Available for Sale Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	$ 40	427
After 1 but within 5 years, amortized cost	121	189
After 5 but within 10 years, amortized cost	156	276
After 10 years, amortized cost	2,326	2,861
Amortized cost	2,643	3,753
Available for Sale Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	40	428
After 1 but within 5 years, fair value	124	198
After 5 but within 10 years, fair value	161	267
After 10 Years, fair value	2,296	2,826
Total fair value	$ 2,621	3,719
Available for Sale Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	2.09%
After 1 but within 5 years, weighted average yield	3.16%
After 5 but within 10 years, weighted average yield	3.18%
After 10 Years, weighted average yield	3.15%
Total	3.14%
Foreign government
Available for Sale Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	$ 49,263	48,133
After 1 but within 5 years, amortized cost	64,555	67,365
After 5 but within 10 years, amortized cost	3,736	5,908
After 10 years, amortized cost	1,872	2,061
Amortized cost	119,426	123,467
Available for Sale Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	49,223	48,258
After 1 but within 5 years, fair value	63,961	68,586
After 5 but within 10 years, fair value	3,656	6,011
After 10 Years, fair value	1,900	2,113
Total fair value	$ 118,740	124,968
Available for Sale Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	2.53%
After 1 but within 5 years, weighted average yield	3.14%
After 5 but within 10 years, weighted average yield	1.72%
After 10 Years, weighted average yield	1.52%
Total	2.82%
All other
Available for Sale Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	$ 5,175	6,661
After 1 but within 5 years, amortized cost	5,177	7,814
After 5 but within 10 years, amortized cost	750	1,018
After 10 years, amortized cost	54	99
Amortized cost	11,156	15,592
Available for Sale Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	5,180	6,665
After 1 but within 5 years, fair value	5,149	7,891
After 5 but within 10 years, fair value	750	1,034
After 10 Years, fair value	21	64
Total fair value	$ 11,100	$ 15,654
Available for Sale Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	0.94%
After 1 but within 5 years, weighted average yield	1.91%
After 5 but within 10 years, weighted average yield	2.08%
After 10 Years, weighted average yield	4.28%
Total	1.48%